Pension plan obligations (Details 7) - G 1 Plan [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Cost of services, net	R$ 2,734
Interest costs	298,708
Net profitability on financial assets	(26,279)
Interest on the maximum limit of recognition	(290,605)
Expenditures to be recognized by the employer	R$ (15,442)